Unaudited Interim Condensed Consolidated Statement of Profit or Loss - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Product sales	€ 119,397	€ 112,475
Other revenues	7,574	4,162
REVENUES	126,971	116,637
Cost of goods and services	(71,068)	(71,306)
Research and development expenses	(59,729)	(48,567)
Marketing and distribution expenses	(28,616)	(35,718)
General and administrative expenses	(29,524)	(32,554)
Gain from sale of Priority Review Voucher, net	0	90,833
Other income and expenses, net	8,020	14,890
OPERATING PROFIT/(LOSS)	(53,945)	34,214
Finance income	1,873	1,316
Finance expenses	(17,257)	(17,713)
Foreign exchange gain/(loss), net	6,290	3,045
PROFIT/(LOSS) BEFORE INCOME TAX	(63,040)	20,862
Income tax benefit/(expense)	(2,133)	3,878
PROFIT/(LOSS) FOR THE PERIOD	€ (65,173)	€ 24,740
Earnings/(losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (expressed in € per share)
Basic earnings (losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.39)	€ 0.18
Diluted earnings (losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.39)	€ 0.17